2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment securities available for sale
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$143,095	2,812	593	145,314
U.S. Government
sponsored enterprises	7,384	331	208	7,507
State and political subdivisions	87,757	4,758	87	92,428
Total	$238,236	7,901	888	245,249

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$77,812	1,371	227	78,956
U.S. Government
sponsored enterprises	28,265	443	311	28,397
State and political subdivisions	84,686	3,657	200	88,143
Trust preferred securities	250	-	-	250
Total	$191,013	5,471	738	195,746

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses
	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$80,827	565	4,762	28	85,589	593
U.S. Government
sponsored enterprises	-	-	4,193	208	4,193	208
State and political subdivisions	7,126	87	-	-	7,126	87
Total	$87,953	652	8,955	236	96,908	888

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$28,395	177	6,351	50	34,746	227
U.S. Government
sponsored enterprises	2,899	10	6,151	301	9,050	311
State and political subdivisions	7,367	200	-	-	7,367	200
Total	$38,661	387	12,502	351	51,163	738

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity
December 31, 2020
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$10,576	10,705
Due from one to five years	15,236	15,997
Due from five to ten years	62,014	65,826
Due after ten years	7,315	7,407
Mortgage-backed securities	143,095	145,314
Total	$238,236	245,249

Available for sale securities measured at fair value on a recurring basis
	December 31, 2020
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$145,314	-	145,314	-
U.S. Government
sponsored enterprises	$7,507	-	7,507	-
State and political subdivisions	$92,428	-	92,428	-

	December 31, 2019
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$78,956	-	78,956	-
U.S. Government
sponsored enterprises	$28,397	-	28,397	-
State and political subdivisions	$88,143	-	88,143	-
Trust preferred securities	$250	-	-	250

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales and calls)	(250)
Transfers in and/or (out) of Level 3	-
Balance, end of period	$-

Change in unrealized gain/(loss) for assets still held in Level 3	$-